Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 31, 2023
C000243319
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Account Value	$ 13,675	$ 12,934	$ 12,493	$ 13,476	$ 11,518	$ 10,976	$ 10,554	$ 9,310	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 13,898	12,527	13,086	12,778	12,068	11,572	10,467	9,372	10,000
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 11,789	$ 11,542	$ 11,236	$ 11,191	$ 10,805	$ 10,798	$ 10,291	$ 9,831	$ 10,000